UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
__________________

FORM N-Q
_______________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061
_____________________

Diamond Hill Funds
(Exact name of registrant as specified in charter)
_____________________

325 John H. McConnell Boulevard, Suite 200
Columbus, OH 43215
(Address of principal executive offices) (Zip Code)

James F. Laird, Jr.,
325 John H. McConnell Boulevard, Suite 200
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1.    Schedules of Investments.

Diamond Hill Small Cap Fund
Schedule of Investments
September 30, 2012 (Unaudited)

		Fair
	Shares	Value
Common Stocks - 85.8%

Consumer Discretionary - 11.4%
Aaron’s, Inc.	473,815	$13,176,795
Callaway Golf Co.^	731,916	4,493,964
Carter’s, Inc.*^	88,100	4,743,303
Global Sources Ltd.*^	997,942	6,546,500
Hanesbrands, Inc.*^	122,535	3,906,416
Hillenbrand, Inc.	574,910	10,457,613
K-Swiss, Inc., Class A*^	727,206	2,494,317
Live Nation Entertainment, Inc.*	1,052,695	9,063,703
Steiner Leisure Ltd.*^	523,247	24,357,149
Tenneco, Inc.*^	479,570	13,427,960
		92,667,720

Consumer Staples - 8.0%
B&G Foods, Inc.^	342,175	10,371,324
Diamond Foods, Inc.^	163,510	3,077,258
Energizer Holdings, Inc.^	448,445	33,458,482
Flowers Foods, Inc.	473,161	9,548,389
Harris Teeter Supermarkets, Inc.	221,220	8,592,185
		65,047,638

Energy - 9.8%
Berry Petroleum Co., Class A^	548,820	22,298,558
Carrizo Oil & Gas, Inc.*^	235,411	5,887,629
Cimarex Energy Co.^	241,295	14,127,822
Denbury Resources, Inc.*	638,515	10,318,402
Forest Oil Corp.*	222,020	1,876,069
Lone Pine Resources, Inc.*	135,984	212,135
Southwestern Energy Co.*^	208,230	7,242,239
Whiting Petroleum Corp.*^	375,300	17,781,714
		79,744,568

Financials - 25.6%
Alleghany Corp.*	40,532	13,981,108
Assurant, Inc.^	810,870	30,245,451
Assured Guaranty Ltd.	2,549,552	34,724,899
City National Corp.^	101,775	5,242,430
First Niagara Financial Group, Inc.^	648,415	5,245,677
HCC Insurance Holdings, Inc.^	495,205	16,782,497
Horace Mann Educators Corp.^	512,595	9,283,095
Huntington Bancshares, Inc.	587,378	4,052,908
iStar Financial, Inc. REIT*^	1,963,930	16,261,341
Mid-America Apartment Communities, Inc. REIT	127,569	8,331,531
National Penn Bancshares, Inc.^	659,430	6,007,408
Old Republic International Corp.	1,707,885	15,883,331
Popular, Inc.*^	297,873	5,191,926
Redwood Trust, Inc. REIT^	445,375	6,440,123
Selective Insurance Group, Inc.^	683,195	12,973,873
Sterling Bancorp^	614,622	6,097,051
United Fire Group, Inc.	219,004	5,501,380
White Mountains Insurance Group Ltd.	6,345	3,257,142
Winthrop Realty Trust REIT^	307,085	3,310,376
		208,813,547

Health Care - 7.5%
Alere, Inc.*^	504,655	9,835,726
Greatbatch, Inc.*^	374,260	9,105,746
LifePoint Hospitals, Inc.*	429,225	18,362,246
Myriad Genetics, Inc.*^	794,180	21,434,918
STERIS Corp.^	62,035	2,200,381
		60,939,017

Industrials - 17.7%
AAR Corp.^	679,402	11,155,781
Alaska Air Group, Inc.*	282,675	9,910,586
Allegiant Travel Co.*^	187,545	11,882,851
Apogee Enterprises, Inc.	67,456	1,323,487
Brink’s Co., The^	445,435	11,443,225
Corrections Corp. of America	459,405	15,367,097
Hub Group, Inc., Class A*^	312,975	9,289,098
Kaydon Corp.^	90,730	2,026,908
Kennametal, Inc.^	711,655	26,388,166
NACCO Industries, Inc., Class A	77,070	9,665,349
Saia, Inc.*	601,720	12,118,641
Toro Co., The^	305,760	12,163,133
Trinity Industries, Inc.	375,845	11,264,075
		143,998,397

Information Technology - 2.8%
Broadridge Financial Solutions, Inc.	274,155	6,396,036

Diamond Hill Small Cap Fund
Schedule of Investments (concluded)
September 30, 2012 (Unaudited)

	Shares/ Par Value	Fair
		Value
Information Technology - 2.8%
(continued)
CSG Systems International, Inc.*	528,637	$11,889,046
Stamps.com, Inc.*^	190,955	4,418,699
		22,703,781

Utilities - 3.0%
Cleco Corp.^	308,315	12,943,063
UGI Corp.	349,690	11,102,658
		24,045,721

Total Common Stocks		697,960,389
Repurchase Agreement - 5.2%
Nomura Securities, 0.25%, Agreement dated 9/28/12 to be repurchased at $42,000,875 on 10/1/12. Repurchase agreement is fully collateralized by various equity securities†Σ	$42,000,000	$42,000,000
Registered Investment Company - 11.7%
Federated Prime Obligations Fund, 0.15%†Σ	95,313,896	$95,313,896

Total Investment Securities - 102.7%
(Cost $730,807,000)**		$835,274,285
Net Other Assets (Liabilities) - (2.7%)		(22,035,364)

Net Assets - 100.0%		$813,238,921

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2012, was $132,758,914.
*	Non-income producing security.
Σ	Rate represents the daily yield on September 30, 2012.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2012.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
September 30, 2012 (Unaudited)

		Fair
	Shares	Value
Common Stocks - 90.7%

Consumer Discretionary - 7.5%
Aaron’s, Inc.	18,850	$524,219
Callaway Golf Co.	114,490	702,969
Hanesbrands, Inc.*	20,145	642,223
Hillenbrand, Inc.	62,260	1,132,509
Leggett & Platt, Inc.^	48,115	1,205,281
Staples, Inc.^	85,830	988,761
Steiner Leisure Ltd.*^	24,520	1,141,405
Tenneco, Inc.*^	41,795	1,170,260
		7,507,627

Consumer Staples - 12.3%
B&G Foods, Inc.^	24,150	731,987
ConAgra Foods, Inc.	137,535	3,794,590
Energizer Holdings, Inc.^	44,670	3,332,829
Flowers Foods, Inc.	73,992	1,493,158
Harris Teeter Supermarkets, Inc.	33,620	1,305,801
Molson Coors Brewing Co., Class B	37,295	1,680,140
		12,338,505

Energy - 10.8%
Berry Petroleum Co., Class A^	27,690	1,125,045
Cimarex Energy Co.	33,530	1,963,182
Denbury Resources, Inc.*	129,208	2,088,001
Energen Corp.^	14,210	744,746
Noble Energy, Inc.	37,395	3,466,890
Southwestern Energy Co.*^	19,550	679,949
Whiting Petroleum Corp.*	15,260	723,019
		10,790,832

Financials - 21.9%
Alleghany Corp.*	5,034	1,736,428
Assurant, Inc.	55,765	2,080,035
Assured Guaranty Ltd.	285,870	3,893,550
First Niagara Financial Group, Inc.^	186,185	1,506,237
First Republic Bank	16,125	555,668
Hartford Financial Services Group, Inc., The^	106,935	2,078,816
HCC Insurance Holdings, Inc.	49,940	1,692,467
Huntington Bancshares, Inc.	53,719	370,661
iStar Financial, Inc. REIT*	186,970	1,548,112
KeyCorp	85,415	746,527

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (concluded)
September 30, 2012 (Unaudited)

	Shares/	Fair
	Par Value	Value
Financials - 21.9% (continued)
National Penn Bancshares, Inc.	105,610	$962,107
Popular, Inc.*	66,987	1,167,583
Selective Insurance Group, Inc.	39,600	752,004
SunTrust Banks, Inc.^	17,875	505,326
XL Group plc	101,210	2,432,076
		22,027,597

Health Care - 14.2%
Boston Scientific Corp.*	269,410	1,546,414
CareFusion Corp.*	38,075	1,080,949
Forest Laboratories, Inc.*	98,385	3,503,490
Greatbatch, Inc.*	43,140	1,049,596
Life Technologies Corp.*	24,630	1,203,914
LifePoint Hospitals, Inc.*	22,360	956,561
Myriad Genetics, Inc.*^	48,165	1,299,973
Quest Diagnostics, Inc.^	55,625	3,528,294
		14,169,191

Industrials - 15.7%
Alaska Air Group, Inc.*	36,095	1,265,491
Brink’s Co., The	39,660	1,018,865
Corrections Corp. of America	51,360	1,717,992
Dover Corp.	57,788	3,437,809
Fluor Corp.	18,905	1,063,973
Hub Group, Inc., Class A*^	58,055	1,723,072
Kennametal, Inc.	28,480	1,056,038
Parker Hannifin Corp.^	7,905	660,700
Southwest Airlines Co.	342,864	3,006,917
Toro Co., The	18,925	752,837
		15,703,694

Information Technology - 6.3%
Broadridge Financial Solutions, Inc.	86,355	2,014,662
CSG Systems International, Inc.*	38,010	854,845
Juniper Networks, Inc.*	108,185	1,851,045
Linear Technology Corp.	48,200	1,535,170
		6,255,722

Utilities - 2.0%
Cleco Corp.	10,615	445,618
UGI Corp.	48,635	1,544,161
		1,989,779

Total Common Stocks		90,782,947
Repurchase Agreement - 2.0%
Nomura Securities, 0.25%, Agreement dated 9/28/12 to be repurchased at $2,000,042 on 10/1/12. Repurchase agreement is fully collateralized by various equity securities†Σ	$2,000,000	$2,000,000
Registered Investment Company - 14.2%
Federated Prime Obligations
Fund, 0.15%†Σ	14,156,000	$14,156,000

Total Investment Securities - 106.9%
(Cost $94,763,434)**		$106,938,947
Net Other Assets (Liabilities) - (6.9)%		(6,902,847)

Net Assets - 100.0%		$100,036,100

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2012, was $15,701,350.
Σ	Rate represents the daily yield on September 30, 2012.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2012.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
September 30, 2012 (Unaudited)

	Shares/	Fair
	Par Value	Value
Common Stocks - 98.5%

Consumer Discretionary - 9.0%
Comcast Corp., Class A^	641,510	$22,946,813
McDonald’s Corp.	361,689	33,184,966
NIKE, Inc., Class B	245,100	23,262,441
VF Corp.^	218,830	34,872,749
Walt Disney Co., The^	694,495	36,308,198
		150,575,167

Consumer Staples - 13.9%
ConAgra Foods, Inc.^	1,283,983	35,425,091
General Mills, Inc.	843,323	33,606,422
Kimberly-Clark Corp.	501,300	43,001,514
PepsiCo, Inc.	581,725	41,168,678
Procter & Gamble Co., The	662,062	45,920,620
Sysco Corp.^	1,057,064	33,054,391
		232,176,716

Energy - 13.3%
Apache Corp.	369,403	31,942,277
Devon Energy Corp.^	732,557	44,319,699
EOG Resources, Inc.	458,913	51,421,202
Exxon Mobil Corp.^	307,490	28,119,961
Occidental Petroleum Corp.	764,462	65,789,599
		221,592,738

Financials - 19.7%
American International Group, Inc.*	487,865	15,997,093
Charles Schwab Corp., The^	1,121,390	14,342,578
Chubb Corp., The	420,985	32,112,736
Citigroup, Inc.	959,875	31,407,110
Hartford Financial Services Group, Inc., The	2,315,240	45,008,265
JPMorgan Chase & Co.	1,093,158	44,251,036
PNC Financial Services Group, Inc.	608,520	38,397,612
Prudential Financial, Inc.^	612,468	33,385,631
Travelers Cos., Inc., The	617,789	42,170,277
Wells Fargo & Co.	925,890	31,970,982
		329,043,320

Health Care - 19.2%
Abbott Laboratories^	764,732	52,430,026
Amgen, Inc.	267,545	22,559,394
Baxter International, Inc.	430,782	25,958,923
Boston Scientific Corp.*	3,348,265	19,219,041
Johnson & Johnson^	537,254	37,022,173
Medtronic, Inc.	1,175,092	50,669,967
Merck & Co., Inc.	768,425	34,655,968
Pfizer, Inc.^	2,057,242	51,122,464
Quest Diagnostics, Inc.^	407,055	25,819,499
		319,457,455

Industrials - 12.2%
3M Co.^	359,587	33,233,031
Dover Corp.^	576,278	34,282,778
Fluor Corp.	323,720	18,218,962
Illinois Tool Works, Inc.^	457,689	27,218,765
Parker Hannifin Corp.^	418,034	34,939,281
United Technologies Corp.^	699,962	54,800,025
		202,692,842

Information Technology - 8.2%
Cisco Systems, Inc.	1,423,518	27,174,959
International Business Machines Corp.	164,705	34,168,052
Juniper Networks, Inc.*	1,059,775	18,132,750
Linear Technology Corp.^	507,265	16,156,390
Microsoft Corp.	1,352,270	40,270,601
		135,902,752

Materials - 3.0%
Air Products & Chemicals, Inc.^	384,245	31,777,062
PPG Industries, Inc.	154,985	17,798,477
		49,575,539

Total Common Stocks		1,641,016,529
Repurchase Agreement - 3.7%
Nomura Securities, 0.25%, Agreement dated 9/28/12 to be repurchased at $61,001,271 on 10/1/12. Repurchase agreement is fully collateralized by various equity securities†Σ	$61,000,000	$61,000,000
Registered Investment Company - 10.5%
Federated Prime Obligations Fund, 0.15%†Σ	175,142,845	$175,142,845

Total Investment Securities - 112.7%
(Cost $1,628,469,699)**		$1,877,159,374
Net Other Assets (Liabilities) - (12.7)%		(210,341,201)

Net Assets - 100.0%		$1,666,818,173

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2012, was $230,231,162.
*	Non-income producing security.
Σ	Rate represents the daily yield on September 30, 2012.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2012.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments.

Diamond Hill Select Fund
Schedule of Investments
September 30, 2012 (Unaudited)

		Fair
	Shares	Value
Common Stocks - 93.2%

Consumer Discretionary - 1.9%
McDonald’s Corp.	10,665	$978,514

Consumer Staples - 13.8%
ConAgra Foods, Inc.	74,133	2,045,330
General Mills, Inc.	24,905	992,464
Kimberly-Clark Corp.^	14,550	1,248,099
PepsiCo, Inc.	13,200	934,164
Sysco Corp.^	57,660	1,803,028
		7,023,085

Energy - 11.3%
Apache Corp.	22,405	1,937,360
Cimarex Energy Co.^	11,940	699,087
Devon Energy Corp.^	23,345	1,412,373
Occidental Petroleum Corp.	19,915	1,713,885
		5,762,705

Financials - 24.0%
Assurant, Inc.	19,570	729,961
Assured Guaranty Ltd.	114,040	1,553,225
Charles Schwab Corp., The	158,015	2,021,012
Citigroup, Inc.	30,650	1,002,868
Hartford Financial Services Group, Inc., The	82,245	1,598,843
iStar Financial, Inc. REIT*	73,740	610,567
JPMorgan Chase & Co.	31,750	1,285,240
Prudential Financial, Inc.	31,965	1,742,411
Wells Fargo & Co.	49,955	1,724,946
		12,269,073

Health Care - 19.2%
Abbott Laboratories	18,040	1,236,822
Baxter International, Inc.	25,535	1,538,738
Boston Scientific Corp.*	181,045	1,039,198
Johnson & Johnson^	17,460	1,203,169
Medtronic, Inc.	35,966	1,550,854
Merck & Co., Inc.	21,645	976,190
Pfizer, Inc.	50,095	1,244,861
UnitedHealth Group, Inc.^	17,897	991,673
		9,781,505

Industrials - 14.0%
3M Co.	10,380	959,320

Diamond Hill Select Fund
Schedule of Investments (concluded)
September 30, 2012 (Unaudited)

	Shares/	Fair
	Par Value	Value
Industrials - 14.0% (continued)
Dover Corp.	16,955	$1,008,654
Illinois Tool Works, Inc.^	16,853	1,002,248
Parker Hannifin Corp.^	8,635	721,713
Southwest Airlines Co.^	173,385	1,520,586
United Technologies Corp.^	24,915	1,950,595
		7,163,116

Information Technology - 6.7%
Cisco Systems, Inc.	27,780	530,320
International Business Machines Corp.	7,135	1,480,156
Microsoft Corp.	47,265	1,407,552
		3,418,028
Materials - 2.3%
Air Products & Chemicals, Inc.	14,350	1,186,745

Total Common Stocks		47,582,771
Repurchase Agreement - 3.9%
Nomura Securities, 0.25%, Agreement dated 9/28/12 to be repurchased at $2,000,042 on 10/1/12. Repurchase agreement is fully collateralized by various equity securities†Σ	$2,000,000	$2,000,000
Registered Investment Company - 16.1%
Federated Prime Obligations Fund, 0.15%†Σ	8,221,761	$8,221,761

Total Investment Securities - 113.2%
(Cost $51,185,053)**		$57,804,532
Net Other Assets (Liabilities) - (13.2)%		(6,759,452)

Net Assets - 100.0%		$51,045,080

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2012, was $9,929,008.
*	Non-income producing security.
Σ	Rate represents the daily yield on September 30, 2012.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2012.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
September 30, 2012 (Unaudited)

		Fair
	Shares	Value
Common Stocks - 84.6%
Consumer Discretionary - 7.8%
Comcast Corp. , Class A	849,825	$30,398,240
McDonald’s Corp.	349,364	32,054,147
NIKE, Inc. , Class B	188,795	17,918,533
VF Corp. ^	271,080	43,199,309
Walt Disney Co., The ^◊	954,451	49,898,699
		173,468,928

Consumer Staples - 11.2%
ConAgra Foods, Inc.	1,349,480	37,232,153
General Mills, Inc. ^◊	920,962	36,700,336
Kimberly-Clark Corp. ^	610,210	52,343,814
PepsiCo, Inc.	638,130	45,160,460
Procter & Gamble Co., The	676,995	46,956,373
Sysco Corp. ^	930,172	29,086,478
		247,479,614

Energy - 11.7%
Apache Corp.	370,596	32,045,436
Cimarex Energy Co. ^	234,800	13,747,540
Devon Energy Corp.	677,170	40,968,785
EOG Resources, Inc.	627,810	70,346,111
Exxon Mobil Corp.	372,923	34,103,808
Occidental Petroleum Corp.	786,123	67,653,745
		258,865,425

Financials - 19.2%
American International Group, Inc. *	645,330	21,160,371
Assurant, Inc. ^	450,820	16,815,586
Assured Guaranty Ltd. ^◊	3,826,370	52,115,159
Charles Schwab Corp., The	1,516,550	19,396,675
Chubb Corp., The	230,925	17,614,959
Citigroup, Inc.	1,279,294	41,858,500
Hartford Financial Services Group, Inc., The	2,333,738	45,367,867
JPMorgan Chase & Co. ^	1,367,450	55,354,376
PNC Financial Services Group, Inc.	625,085	39,442,863
Prudential Financial, Inc. ^	650,550	35,461,481
Travelers Cos., Inc., The	705,905	48,185,075
Wells Fargo & Co. ◊	1,057,335	36,509,778
		429,282,690

Health Care - 16.0%
Abbott Laboratories ◊	849,665	58,253,033
Amgen, Inc.	375,620	31,672,278

Diamond Hill Long-Short Fund
Schedule of Investments (concluded)
September 30, 2012 (Unaudited)

	Shares/	Fair
	Par Value	Value
Health Care - 16.0% (continued)
Baxter International, Inc.	505,971	$30,489,812
Boston Scientific Corp. *	4,417,025	25,353,724
Johnson & Johnson ^	460,440	31,728,920
Medtronic, Inc.	1,141,577	49,224,800
Merck & Co., Inc.	887,555	40,028,731
Pfizer, Inc.	2,279,820	56,653,526
Quest Diagnostics, Inc. ^	494,675	31,377,235
		354,782,059

Industrials - 9.6%
3M Co. ◊	369,240	34,125,161
Dover Corp. ^	599,675	35,674,666
Fluor Corp.	292,675	16,471,749
Illinois Tool Works, Inc. ^	551,360	32,789,379
Parker Hannifin Corp. ^	467,780	39,097,052
United Technologies Corp. ^	701,480	54,918,870
		213,076,877

Information Technology - 6.4%
Cisco Systems, Inc.	1,830,335	34,941,096
International Business Machines Corp.	247,235	51,288,900
Juniper Networks, Inc. *^	918,940	15,723,063
Microsoft Corp. ◊	1,323,849	39,424,223
		141,377,282

Materials - 2.7%
Air Products & Chemicals, Inc. ◊	441,448	36,507,750
PPG Industries, Inc.	211,375	24,274,305
		60,782,055

Total Common Stocks		$1,879,114,930
Repurchase Agreement - 2.7%
Nomura Securities, 0.25%, Agreement dated 9/28/12 to be repurchased at $61,001,271 on 10/1/12. Repurchase agreement is fully collateralized by various equity securities†Σ	$61,000,000	$61,000,000
Registered Investment Companies - 10.1%
Federated Prime Obligations Fund, 0.15%†Σ	124,630,391	124,630,391
JPMorgan Prime Money Market Fund, 0.14%Σ	100,038,210	100,038,210

Total Registered Investment Companies		$224,668,601

Total Investment Securities - 97.4% Cost ($1,678,779,541)**		$2,164,783,531
Segregated Cash With Brokers - 16.6%		368,790,080
Securities Sold Short - (15.4)% (Proceeds $292,830,542)		(342,083,876)
Net Other Assets (Liabilities) - 1.4%		29,206,388

Net Assets - 100.0%		$2,220,696,123

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2012, was $181,068,102
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $181,846,591
*	Non-income producing security.
Σ	Rate represents the daily yield on September 30, 2012.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2012.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
September 30, 2012 (Unaudited)

		Fair
	Shares	Value
Common Stocks - 13.5%

Consumer Discretionary - 6.6%
Brunswick Corp.	1,414,430	$32,008,550
Gap, Inc., The	832,685	29,793,470
Grand Canyon Education, Inc. *	190,740	4,488,112
Life Time Fitness, Inc. *	800,599	36,619,398
Macy’s, Inc.	521,535	19,620,147
Red Robin Gourmet Burgers, Inc. *	402,845	13,116,633
Sonic Corp. *	454,550	4,668,229
Tractor Supply Co.	70,489	6,970,657
		147,285,196

Consumer Staples - 2.1%
Campbell Soup Co.	811,335	28,250,684
Colgate-Palmolive Co.	170,015	18,229,008
		46,479,692

Financials - 0.8%
Cincinnati Financial Corp.	313,140	11,864,875
MBIA, Inc. *	564,005	5,713,371
		17,578,246

Industrials - 1.5%
Boeing Co., The	475,585	33,110,228

Information Technology - 1.5%
Advent Software, Inc. *	262,570	6,451,345
Akamai Technologies, Inc. *	676,585	25,886,142
		32,337,487

Telecommunication Services - 1.0%
AT&T, Inc.	597,895	22,540,642

Total Common Stocks Sold Short		$299,331,491
Exchange Traded Fund -1.9%
iShares Russell 2000 Index Fund	512,250	$42,752,385
Total Securities Sold Short - 15.4%
(Proceeds $292,830,542)		$342,083,876

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at September 30, 2012.

See accompanying Notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund
Schedule of Investments
September 30, 2012 (Unaudited)

		Fair
	Shares	Value
Common Stocks - 81.1%
Consumer Discretionary - 11.5%
Autozone, Inc. *	837	$309,414
Callaway Golf Co.	9,900	60,786
Hillenbrand, Inc.	9,772	177,753
Jarden Corp.	9,200	486,127
Liquidity Services, Inc. *	2,695	135,316
McDonald’s Corp. ◊	4,300	394,525
NIKE, Inc. , Class B	2,510	238,224
Staples, Inc. ^	33,325	383,905
Steiner Leisure Ltd. *	4,870	226,699
Target Corp.	1,770	112,342
Tempur-Pedic International, Inc. *	2,500	74,725
TJX Cos., Inc., The	3,346	149,867
Vail Resorts, Inc.	3,300	190,245
VF Corp.	1,969	313,779
		3,253,707

Consumer Staples - 6.5%
Anheuser-Busch InBev NV, SP ADR	1,000	85,910
B&G Foods, Inc.	2,165	65,621
Core-Mark Holding Co., Inc.	6,000	288,660
Diamond Foods, Inc. ^	7,200	135,504
Energizer Holdings, Inc. ^	12,000	895,319
Molson Coors Brewing Co. , Class B	8,000	360,400
		1,831,414

Energy - 4.7%
Apache Corp.	3,338	288,637
Cimarex Energy Co.	3,955	231,565
Devon Energy Corp. ^◊	6,510	393,855
Occidental Petroleum Corp.	4,775	410,937
		1,324,994

Financials - 17.5%
Assured Guaranty Ltd.	58,500	796,770
First Niagara Financial Group, Inc.	31,000	250,790
Fortress Investment Group LLC , Class A^	60,000	265,200
Hartford Financial Services Group, Inc., The	38,500	748,440
iStar Financial, Inc. REIT *	79,150	655,362
JPMorgan Chase & Co.	6,100	246,928
Popular, Inc. *	33,200	578,676
Prudential Financial, Inc.	14,000	763,140

Diamond Hill Research Opportunities Fund
Schedule of Investments (concluded)
September 30, 2012 (Unaudited)

	Shares/	Fair
	Par Value	Value
Financials - 17.5% (continued)
Redwood Trust, Inc. REIT ^	12,800	$185,088
Winthrop Realty Trust REIT ^	22,000	237,160
XL Group plc ^	11,700	281,151
		5,008,705

Health Care - 10.8%
Alere, Inc. *	17,000	331,330
Boston Scientific Corp. *	112,055	643,195
CareFusion Corp. *	6,500	184,535
Express Scripts Holding Co. *	2,800	175,476
Forest Laboratories, Inc. *	9,045	322,092
Life Technologies Corp. *	5,325	260,286
Medtronic, Inc.	3,180	137,122
Myriad Genetics, Inc. *	4,740	127,933
Natus Medical, Inc. *	29,300	382,951
Quest Diagnostics, Inc. ^	1,900	120,517
Teva Pharmaceutical Industries Ltd., SP ADR ^	9,050	374,761
		3,060,198

Industrials - 13.2%
AAR Corp.	27,800	456,476
Alaska Air Group, Inc. *	15,000	525,900
Allegiant Travel Co. *	1,900	120,384
Corrections Corp. of America	9,200	307,740
Hub Group, Inc. , Class A*^	9,000	267,120
Illinois Tool Works, Inc. ^	3,700	220,039
Kennametal, Inc.	6,900	255,852
Parker Hannifin Corp. ^	2,940	245,725
Saia, Inc. *	17,000	342,380
Southwest Airlines Co.	90,000	789,300
United Technologies Corp. ^	2,610	204,337
		3,735,253

Information Technology - 16.9%
Apple Computer, Inc.	600	400,356
Cisco Systems, Inc.	41,557	793,324
International Business Machines Corp.	4,125	973,770
Juniper Networks, Inc. *	37,986	649,940
Linear Technology Corp. ^	12,979	413,381
Microsoft Corp. ◊	35,292	1,309,338
Stamps.com, Inc. *	10,725	248,177
		4,788,286

Total Common Stocks		$23,002,557
Repurchase Agreement - 7.1%
Nomura Securities, 0.25%, Agreement dated 9/28/12 to be repurchased at $2,000,042 on 10/1/12. Repurchase agreement is fully collateralized by various equity securities†Σ	$2,000,000	$2,000,000
Registered Investment Company - 6.3%
Federated Prime Obligations Fund, 0.15% †Σ	1,771,494	1,771,494
Total Investment Securities - 94.5% Cost ($24,489,771)**		$26,774,051
Segregated Cash With Brokers - 7.0%		1,984,765
Securities Sold Short - (6.3)% (Proceeds $1,644,872)		(1,806,171)
Net Other Assets (Liabilities) - 4.8%		1,376,739

Net Assets - 100.0%		$28,329,384

*	Non-income producing security.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $1,013,996.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2012, was $3,659,331
Σ	Rate represents the daily yield on September 30, 2012.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2012.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
September 30, 2012 (Unaudited)

		Fair
	Shares	Value
Common Stocks - 6.3%

Consumer Discretionary - 2.9%
Brunswick Corp.	900	$20,367
Children’s Place Retail Stores, Inc., The *	1,272	76,320
Gap, Inc., The	6,470	231,497
Grand Canyon Education, Inc. *	3,370	79,296
Life Time Fitness, Inc. *	3,923	179,438
Macy’s, Inc.	4,389	165,114
Red Robin Gourmet Burgers, Inc. *	1,100	35,816
Sonic Corp. *	3,700	37,999
		825,847

Financials - 0.9%
Cincinnati Financial Corp.	5,500	208,395
MBIA, Inc. *	6,300	63,819
		272,214

Industrials - 0.5%
Boeing Co., The	2,000	139,240

Information Technology - 2.0%
Advent Software, Inc. *	3,464	85,110
Akamai Technologies, Inc. *	12,644	483,760
		568,870

Total Securities Sold Short - 6.3%
(Proceeds $1,644,872)		$1,806,171

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at September 30, 2012.

See accompanying Notes to Schedules of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Investments
September 30, 2012 (Unaudited)

		Fair
	Shares	Value
Preferred Stocks - 1.4%
REITs & Real Estate Management - 1.4%
iStar Financial, Inc. Series F, 1.56%	8,017	$160,260

Total Preferred Stocks		$160,260

Common Stocks - 85.2%
Banking Services - 26.7%
City National Corp. ^	2,305	118,731
First Niagara Financial Group, Inc.	23,890	193,270
First of Long Island Corp., The ^	7,140	219,983
First Republic Bank	2,805	96,660
Huntington Bancshares, Inc. ◊	8,351	57,622
KeyCorp	19,955	174,407
National Penn Bancshares, Inc.	5,130	46,734
PNC Financial Services Group, Inc. ◊	7,939	500,950
Popular, Inc. *	28,905	503,815
Sterling Bancorp	15,935	158,075
SunTrust Banks, Inc. ^	4,972	140,558
Tower Financial Corp.	7,810	92,549
U.S. Bancorp	4,378	150,165
Wells Fargo & Co. ◊	19,491	673,025
		3,126,544
Capital Markets - 3.4%
Charles Schwab Corp., The	17,495	223,761
Fortress Investment Group LLC Class A^	38,160	168,667
		392,428
Financial Services - 15.5%
Bank of New York Mellon Corp., The ◊	13,014	294,377
Citigroup, Inc.	9,825	321,474
CME Group, Inc.	2,075	118,898
JPMorgan Chase & Co.	17,630	713,661
Morgan Stanley ◊	21,460	359,240
		1,807,650
Insurance - 31.0%
ACE Ltd.	2,490	188,244
American International Group, Inc. *	8,770	287,568
Assurant, Inc. ◊	7,770	289,821
Assured Guaranty Ltd.	45,270	616,578
Chubb Corp., The	755	57,591
Hartford Financial Services Group, Inc., The	29,903	581,314
HCC Insurance Holdings, Inc.	3,675	124,546
Horace Mann Educators Corp.	3,818	69,144

Diamond Hill Financial Long-Short Fund
Schedule of Investments (concluded)
September 30, 2012 (Unaudited)

		Fair
	Shares	Value
Insurance - 31.0% (continued)
Old Republic International Corp.	18,630	$173,259
Prudential Financial, Inc.	10,760	586,529
Selective Insurance Group, Inc.	8,900	169,011
Travelers Cos., Inc., The	1,765	120,479
XL Group plc	15,105	362,973
		3,627,057
REITs & Real Estate Management - 8.6%
iStar Financial, Inc. REIT *	67,395	558,030
Redwood Trust, Inc. REIT	20,215	292,309
Winthrop Realty Trust REIT	14,660	158,035
		1,008,374
Total Common Stocks		$9,962,053

Registered Investment Company - 4.7%
Federated Prime Obligations Fund, 0.15% †Σ	548,431	548,431

Total Investment Securities - 91.3%
(Cost $9,271,770)**		$10,670,744
Segregated Cash With Brokers - 10.3%		1,200,936
Securities Sold Short - (9.7)%
(Proceeds $987,674)		(1,132,964)
Net Other Assets (Liabilities) - 8.1%		941,758

Net Assets - 100.0%		$11,680,474

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2012, was $529,639.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $1,223,784.
*	Non-income producing security.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2012.
Σ	Rate represents the daily yield on September 30, 2012.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Financial Long-Short
Schedule of Investments Sold Short
September 30, 2012 (Unaudited)

		Fair
	Shares	Value
Common Stocks - 9.7%

Banking Services - 6.9%
Bank of The Ozarks, Inc.	9,885	$340,735
Home Bancshares, Inc.	6,940	236,585
Lakeland BanCorp, Inc.	10,970	113,540
WesBanco, Inc.	1,675	34,689
Wintrust Financial Corp.	2,235	83,969
		809,518

Financial Services - 0.8%
Moody’s Corp.	2,130	94,082

Insurance - 2.0%
Cincinnati Financial Corp.	5,250	198,923
MBIA, Inc. *	3,005	30,441
		229,364

Total Securities Sold Short - 9.7%
(Proceeds $987,674)		$1,132,964

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at September 30, 2012.

See accompanying Notes to Schedules of Investments.

Diamond Hill Strategic Income Fund
Schedule of Investments
September 30, 2012 (Unaudited)

	Shares/	Fair
	Par Value	Value
Collateralized Debt Obligations - 0.5%
Alesco Preferred Funding III, 5/4/34#*	$724,100	$118,673
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35#*	336,608	104,560
Alesco Preferred Funding VI PNN, 3/23/35#*	621,631	194,086
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41#*	611,948	215,179
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35#*	1,175,564	350,118

Total Collateralized Debt Obligations		$982,616
Preferred Stocks - 0.7%
Eagle Hospitality Properties Trust, Inc. REIT, Series A††	21,007	107,136
Hartford Financial Services Group, Inc., Series F , 1.52%^	60,135	1,148,578

Total Preferred Stocks		$1,255,714
Corporate Bonds - 90.6%
Consumer Discretionary - 10.6%
Expedia, Inc., 7.46%, 8/15/18^	$3,175,000	3,756,822
Goodyear Tire & Rubber Co., The, 8.25%, 8/15/20^	975,000	1,079,812
Goodyear Tire & Rubber Co., The, 8.75%, 8/15/20	3,355,000	3,816,313
Jarden Corp., 8.00%, 5/1/16	2,650,000	2,828,875
Tenneco, Inc., 7.75%, 8/15/18	4,115,000	4,475,062
Vail Resorts, Inc., 6.50%, 5/1/19	2,720,000	2,958,000
		18,914,884

Consumer Staples - 5.2%
B&G Foods, Inc., 7.63%, 1/15/18	5,593,000	6,040,440
TreeHouse Foods, Inc., 7.75%, 3/1/18	3,075,000	3,359,438
		9,399,878

Energy - 5.3%
Anadarko Petroleum Corp., 5.95%, 9/15/16	3,400,000	3,940,280
Bristow Group, Inc., 7.50%, 9/15/17	1,665,000	1,734,098
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	3,650,000	3,914,625
		9,589,003

Financials - 20.7%
AmSouth Bank, Series AI, 4.85%, 4/1/13	1,850,000	1,875,438
CNA Financial Corp., 6.50%, 8/15/16^	2,165,000	2,494,556
Discover Financial Services, 6.45%, 6/12/17	2,700,000	3,065,831
First Horizon National Corp., 4.50%, 5/15/13	1,400,000	1,425,626
First Horizon National Corp., 5.38%, 12/15/15	3,000,000	3,282,144
First Tennessee Bank NA, 5.05%, 1/15/15	1,150,000	1,185,717
iStar Financial, Inc., Series B, 9.00%, 6/1/17^	2,000,000	2,140,000
iStar Financial, Inc., Series B, 5.70%, 3/1/14	5,275,000	5,281,594
Regions Financial Corp., 5.75%, 6/15/15	4,000,000	4,294,919
Symetra Financial Corp., 6.13%, 4/1/16††	4,750,000	5,139,386
Synovus Financial Corp., 4.88%, 2/15/13	2,050,000	2,052,563
Zions Bancorp., 7.75%, 9/23/14	4,380,000	4,794,373
		37,032,147

Health Care - 10.4%
Alere, Inc., 7.88%, 2/1/16^	4,125,000	4,310,625
DaVita, Inc., 6.38%, 11/1/18^	3,550,000	3,789,625
HealthSouth Corp., 7.25%, 10/1/18	3,133,000	3,391,473
Mylan, Inc., 7.63%, 7/15/17^††	4,600,000	5,094,500
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20††	2,000,000	2,105,000
		18,691,223

Industrials - 25.4%
Avis Budget Car Rental, 9.63%, 3/15/18	5,990,000	6,648,899
B/E Aerospace, Inc., 6.88%, 10/1/20^	5,685,000	6,310,350
Continental Airlines, Inc., 6.75%, 9/15/15††	6,525,000	6,843,094
Corrections Corp. of America, 7.75%, 6/1/17	2,050,000	2,198,625
Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, 5/15/17	2,260,000	2,418,200
Kansas City Southern, 8.00%, 2/1/18	3,215,000	3,584,725
Triumph Group, Inc., 8.00%, 11/15/17	4,515,000	4,921,350
United Rentals North America, Inc., 10.88%, 6/15/16	4,110,000	4,572,375
UR Merger Sub Corp., 9.25%, 12/15/19	3,746,000	4,223,615
Wabtec Corp., 6.88%, 7/31/13^	3,650,000	3,759,500
		45,480,733

Information Technology - 3.9%
KLA-Tencor Corp., 6.90%, 5/1/18	4,478,000	5,405,237

Diamond Hill Strategic Income Fund
Schedule of Investments (concluded)
September 30, 2012 (Unaudited)

	Shares/	Fair
	Par Value	Value
Information Technology - 3.9%
(continued)
ManTech International Corp., 7.25%, 4/15/18	$1,500,000	$1,582,500
		6,987,737

Materials - 2.6%
Owens-Brockway Packaging, Inc., 7.38%, 5/15/16^	4,121,000	4,728,848

Telecommunication Services - 4.1%
Level 3 Financing, Inc., 8.13%, 7/1/19^	2,825,000	3,001,563
Level 3 Financing, Inc., 10.00%, 2/1/18	3,950,000	4,394,375
		7,395,938

Utilities - 2.4%
Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,267,540

Total Corporate Bonds		$162,487,931
Repurchase Agreement - 2.8%
Nomura Securities, 0.25%, Agreement dated 9/28/12 to be repurchased at $5,000,104 on 10/1/12. Repurchase agreement is fully collateralized by various equity securities†Σ	$5,000,000	$5,000,000
Registered Investment Company - 11.9%
Federated Prime Obligations Fund, 0.15% †Σ	21,415,337	21,415,337
Total Investment Securities 106.5%
(Cost $185,053,058)**		$191,141,598
Net Other Assets (Liabilities) (6.5)%		(11,644,520)

Net Assets - 100.0%		$179,497,078

*	Non-income producing security.
#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by management:

				Value as
				a % of
	Acquisition	Current		Net
	Date	Cost	Fair Value	Assets
Alesco Preferred Funding III	March-04	$724,100	$118,673	0.1%
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-05	336,608	104,560	0.1%
Alesco Preferred Funding VI PNN	December-04	621,631	194,086	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	511,640	215,179	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,038,401	350,118	0.1%
		$3,232,380	$982,616	0.5%

††	Restricted securities not registered under the Securities Act of 1933 and deemed liquid based on procedure approved by the Board of Trustees are as follows:

				Value as
				a % of
	Acquisition	Current		Net
	Date	Cost	Fair Value	Assets

Continental Airlines, Inc.	December-11	$6,410,310	$6,843,094	3.7%
Eagle Hospitality Properties Trust, Inc.
REIT, Series A	February-07	494,217	107,136	0.1%
Mylan, Inc.	September-10	4,885,703	5,094,500	2.8%
Source Gas LLC	March-10	3,887,038	4,267,540	2.4%
Symetra Financial Corp.	February-11	4,912,268	5,139,386	2.9%
Valeant Pharmaceuticals International, Inc.	July-12	2,070,000	2,105,000	1.2%
		$22,722,364	$23,556,656	13.1%

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of September 30, 2012, was $25,422,406.
Σ	Rate represents the daily yield on September 30, 2012.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of September 30, 2012.
**	Represents cost for financial reporting purposes.

REIT – Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
September 30, 2012 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

With the exception of the Financial Long-Short Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%.  Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short (continued)
September 30, 2012 (Unaudited)

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

Approximately 0.6% of the Strategic Income Fund’s net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the Strategic Income Fund’s portfolio manager in the absence of readily ascertainable fair values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of September 30, 2012 based on the input levels assigned at December 31, 2011.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2012:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$697,960,389	$–
Repurchase Agreement	–	42,000,000
Registered Investment Company	95,313,896	–
Total	793,274,285	42,000,000
Small-Mid Cap Fund
Common Stocks*	90,782,947	–
Repurchase Agreement	–	2,000,000
Registered Investment Company	14,156,000	–
Total	104,938,947	2,000,000

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short (concluded)
September 30, 2012 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Large Cap Fund
Common Stocks*	$1,641,016,529	$–
Repurchase Agreement	–	61,000,000
Registered Investment Company	175,142,845	–
Total	1,816,159,374	61,000,000
Select Fund
Common Stocks*	47,582,771	–
Repurchase Agreement	–	2,000,000
Registered Investment Company	8,221,761	–
Total	55,804,532	2,000,000
Long-Short Fund
Common Stocks*	1,879,114,930	–
Repurchase Agreement	–	61,000,000
Registered Investment Company	224,668,601	–
Total	2,103,783,531	61,000,000
Research Opportunities Fund
Common Stocks*	23,002,557	–
Repurchase Agreement	–	2,000,000
Registered Investment Company	1,771,494	–
Total	24,774,051	2,000,000
Financial Long-Short Fund
Common Stocks*	9,962,053	–
Preferred Stock*	160,260	–
Registered Investment Company	548,431	–
Total	10,670,744	–
Strategic Income Fund
Collateralized Debt Obligations*	–	982,616
Corporate Bonds*	–	162,487,931
Preferred Stocks*	1,148,578	107,136
Repurchase Agreement	–	5,000,000
Registered Investment Company	21,415,337	–
Total	22,563,915	168,577,683

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	(299,331,491)	–
Registered Investment Company	(42,752,385)	–
Total	(342,083,876)	–
Research Opportunities Fund
Common Stocks*	(1,806,171)	–
Financial Long-Short Fund
Common Stocks*	(1,132,964)	–

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash With Brokers” on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Diamond Hill Capital Management, Inc. to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with Citibank, N.A. (“Citibank”), Citibank is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Funds pay Citibank 15% of the net securities lending income plus any costs and other charges incurred by each Fund with Citibank to be paid as credits. The securities lending income is first used to offset custody and accounting fees for each Fund and any remaining amount is paid to each Fund as securities lending income.

As of September 30, 2012, the value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$132,758,914	$137,313,896
Small-Mid Cap Fund	15,701,350	16,156,000
Large Cap Fund	230,231,162	236,142,845
Select Fund	9,929,008	10,221,761
Long-Short Fund	181,068,102	185,630,391
Research Opportunities Fund	3,659,331	3,771,494
Financial Long-Short Fund	529,639	548,431
Strategic Income Fund	25,422,406	26,415,337

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Federal Tax Information

As of September 30, 2012, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$730,995,968	$143,682,149	$(39,403,832)	$104,278,317
Small-Mid Cap Fund	95,275,917	13,218,804	(1,555,774)	11,663,030
Large Cap Fund	1,629,787,640	252,285,962	(4,914,228)	247,371,734
Select Fund	52,137,211	7,208,522	(1,541,201)	5,667,321
Long-Short Fund	1,803,880,827	385,223,186	(24,320,482)	360,902,704
Research Opportunities Funds	24,515,426	2,668,856	(410,231)	2,258,625
Financial Long-Short Fund	9,545,236	1,679,523	(554,015)	1,125,508
Strategic Income Fund	185,077,139	8,925,173	(2,860,714)	6,064,459

Item 2.   Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report,  that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information  required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

                                                         /s/ James F. Laird, Jr.
By (Signature and Title) _____________________________________________________________
                                                 James F. Laird, Jr., President

                   November 21, 2012
Date: ______________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                                        /s/ James F. Laird, Jr.
By (Signature and Title) ______________________________________________________________
                                                  James F. Laird, Jr., President

                    November 21, 2012
Date: ______________________________

                                                        /s/ Trent M. Statczar
By (Signature and Title) _______________________________________________________________
                                                 Trent M. Statczar, Treasurer

                    November 21, 2012
Date: ______________________________